Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Basic and diluted earnings per share
	Half-year to
	30 Jun 2026			30 Jun 2025
	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	$m	(millions)	$	$m	(millions)	$
Basic[1]	14,626	17,146	0.85	11,510	17,646	0.65
Effect of dilutive potential ordinary shares		99			126
Diluted[1]	14,626	17,245	0.85	11,510	17,772	0.65
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).